Prepayments And Other Receivables - Summary of Prepayments And Other Receivables (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CNY (¥)
Prepaid Expense, Current [Abstract]
-Prepayments to CRO vendors	¥ 78,740	$ 11,310	¥ 71,894
-Prepayments for other services	880	126	3,160
Receivables due from employees (Note)	16,201	2,327
Value-added tax recoverable	12,517	1,798	4,235
Rental deposits	546	78	1,012
Interest Receivable	764	110	1,502
Others	26,388	3,791	7,169
Total	¥ 136,036	$ 19,540	¥ 88,972